Results for the year - Other operating income, net (Details) - DKK (kr) kr in Millions		1 Months Ended	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Consideration received and recorded in the cash flow statement			kr 368	kr 0	kr 0
NNIT A/S, Denmark
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed of		8.00%
Percentage of shares owned	25.50%
Proportion of retained interest	17.50%
Income from partial divestment of NNIT A/S (not allocated to segments)			122
Cost of partial divestment			246
Consideration received and recorded in the cash flow statement			kr 368